Equity Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity investments in non-consolidated businesses	$ 27,325	$ 25,918
Equity investment income	$ 8,776	$ 8,999	$ 2,442